Other assets	6 Months Ended
Jun. 30, 2020
Other assets
Other assets

Note 8 – Other assets

Other assets comprised the following:

	At June 30,	At December 31,
	2020	2019
Energy well equipment, net	$4.8	$9.3
Right-of-use assets, net	2.1	2.5
Furniture and fixtures, net	0.4	0.4
Debt issue costs	1.5	1.9
	$8.8	$14.1